Commitments and Contingencies - Additional Information - Logitel (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2015 maintenance_and_safety_unit	Aug. 31, 2014 maintenance_and_safety_unit	Jun. 30, 2016 USD ($) hull	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)
Loss Contingencies [Line Items]
Write-down of assets related to newbuildings				$ 332,125	$ 223,355	$ 318,078
Stavanger Spirit
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued							$ 186,200
Stavanger Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss			$ 170,000
Nantong Spirit | Logitel Offshore Rig III LLC
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued								$ 51,900
Nantong Spirit | Minimum
Loss Contingencies [Line Items]
Estimate of possible loss				10,000
Nantong Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss				40,000
UMS segment
Loss Contingencies [Line Items]
Reversed contingent liabilities			14,500
Operating segments | UMS segment
Loss Contingencies [Line Items]
Write-down of assets related to newbuildings			$ 43,700
Logitel
Loss Contingencies [Line Items]
Percentage of ownership interest acquired		100.00%
Number of units for maintenance and safety | maintenance_and_safety_unit	1	3
Loss contingency accrual				$ 43,300
Logitel | Sevan Marine ASA
Loss Contingencies [Line Items]
Number of hulls to be converted | hull			2